UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2008

Item 1:                                  Report to Shareholders.

2008
LORD ABBETT
SEMIANNUAL
REPORT

Lord Abbett Large Cap Growth Fund

For the six-month period ended January 31, 2008

Lord Abbett Large Cap Growth Fund

Semiannual Report

For the six-month period ended January 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Large Cap Growth Fund's performance for the six-month period ended January 31, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended January 31, 2008?

A: After experiencing a midsummer sell-off, equities, as measured by the S&P 500® Index,1 rebounded from their August lows. However, between late October and the end of January 2008, equities came under pressure, as the enormity of the subprime mortgage debacle weighed on the market. In response to asset write-downs at many of the world's largest banks, volatility (as measured by the Chicago Board Options Exchange (CBOE) Volatility Index, or VIX2) spiked and investor sentiment plunged. The Federal Reserve Board (the Fed), in an attempt to circumvent a further erosion of confidence, drastically slashed overnight lending rates, from 5.25% to 3.0% – including an abrupt 125 basis points' worth of cuts in January. The Fed's robust, contravening move in January caused an immediate, positive reaction in the market that seemingly ended what had been months of negative momentum. Despite the late-January rally, the S&P 500 Index declined 4.32% in the six months ended January 31, 2008.

Stocks of large capitalized companies, as measured by the S&P 100® Index,3 fared better than their smaller peers, as measured by the S&P SmallCap 600® Index.4 In addition, growth stocks (i.e., shares of companies with above-average earnings and revenue growth), as measured by the S&P growth indexes, outperformed value stocks (i.e., shares of companies with a market value lower than the value suggested by the company's fundamentals), as measured by the S&P value indexes. From a style-box perspective, the top performing style during the period was mid cap growth, as measured by the S&P MidCap 400/Citigroup Growth Index,5 while the style that underperformed the most was small cap value, as measured by the S&P SmallCap 600/Citigroup Value Index.6

Q: How did the Fund perform during the six-month period ended January 31, 2008?

A: The Fund returned -1.84%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Growth Index,7 which returned -3.15% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the materials and processing sector, the financial services sector, and the consumer discretionary sector (owing to an underweight position).

Among the individual holdings that contributed to performance were materials and processing holdings The Mosaic Co. (the Fund's number-one contributor), a producer of crop nutrients to the agricultural communities, and Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; and technology holding Research In Motion Ltd., a maker of wireless solutions for the worldwide mobile communications market.

The most significant detractors from performance were the technology sector (owing to an overweight position), the utilities sector (owing to an underweight position), and the integrated oils sector (owing to an underweight position).

Among the individual holdings that detracted from performance were technology holdings Ciena Corp. (the Fund's number-one detractor), a developer of communications network platforms and software, and provider of professional services; Cisco Systems, Inc., a supplier of data networking products for the Internet; and VeriFone Holdings, Inc., a global provider of technology that enables electronic payment transactions and value-added services at the point of sale.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Chicago Board Options Exchange (CBOE) Volatility Index shows the market's expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The VIX is a widely used measure of market risk.

3  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

4  The S&P SmallCap 600® Index lists 600 small cap stocks and is a widely accepted benchmark of small company U.S. stock market performance.

5  The S&P MidCap 400/Citigroup Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market. The index consists of those companies exhibiting the strongest growth characteristics within the S&P MidCap 400® Index.

6  The S&P SmallCap 600/Citigroup Value Index measures the performance of the small capitalization value sector of the United States equity market. The index consists of those companies exhibiting the strongest value characteristics within the S&P SmallCap 600 Index.

7  The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 through January 31, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/07 – 1/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/07	1/31/08	8/1/07 - 1/31/08
Class A
Actual	$1,000.00	$981.60	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.61
Class B
Actual	$1,000.00	$977.20	$10.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.33	$10.89
Class C
Actual	$1,000.00	$978.90	$10.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.33	$10.89
Class F
Actual	$1,000.00	$898.90	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$4.38
Class I
Actual	$1,000.00	$983.40	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.84
Class P
Actual	$1,000.00	$980.10	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$8.06
Class R2
Actual	$1,000.00	$897.40	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.31	$5.87
Class R3
Actual	$1,000.00	$897.40	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.53

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.50% for Class A, 2.15% for Classes B and C, 1.25% for Class F, 1.15% for Class I, 1.59% for Class P, 1.69% for Class R2, and 1.59% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 for Classes A, B, C, I and P (to reflect one-half year period) and multiplied by 126/366 for Classes F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to January 31, 2008).

Portfolio Holdings Presented by Sector

January 31, 2008

Sector*	%**
Auto & Transportation	1.07%
Consumer Discretionary	13.78%
Consumer Staples	10.62%
Financial Services	7.81%
Healthcare	19.66%
Materials & Processing	2.60%
Sector*	%**
Other	2.17%
Other Energy	6.89%
Producer Durables	8.92%
Technology	21.99%
Utilities	1.10%
Short-Term Investment	3.39%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2008

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 92.84%
COMMON STOCKS 91.10%
Aerospace 2.93%
Lockheed Martin Corp.	30,214	$3,261
United Technologies Corp.	47,882	3,515
Total		6,776
Agriculture, Fishing & Ranching 0.81%
Monsanto Co.	16,576	1,864
Banks 2.60%
State Street Corp.	72,994	5,994
Beverage: Brewers 1.77%
Anheuser-Busch Cos., Inc.	87,986	4,093
Beverage: Soft Drinks 3.38%
Coca-Cola Co. (The)	79,017	4,675
PepsiCo, Inc.	45,971	3,135
Total		7,810
Biotechnology Research & Production 6.33%
Baxter International, Inc.	115,376	7,008
Celgene Corp.*	49,293	2,766
Genzyme Corp.*	48,000	3,750
Millennium Pharmaceuticals*	73,000	1,107
Total		14,631
Casinos & Gambling 1.25%
MGM Mirage*	39,543	2,895
Communications Technology 8.68%
Ciena Corp.*	133,125	3,612
Cisco Systems, Inc.*	278,938	6,834
Corning, Inc.	79,564	1,915
Juniper Networks, Inc.*	140,346	3,811
Research In Motion Ltd. (Canada)*(a)	41,226	3,870
Total		20,042

Investments	Shares	Value (000)
Computer Services, Software & Systems 5.60%
Microsoft Corp.	236,000	$7,693
Oracle Corp.*	196,000	4,028
Salesforce.com, Inc.*	23,200	1,213
Total		12,934
Computer Technology 6.36%
Apple, Inc.*	42,955	5,814
EMC Corp.*	72,768	1,155
Hewlett-Packard Co.	159,000	6,956
NVIDIA Corp.*	31,500	775
Total		14,700
Consumer Electronics 1.77%
Google, Inc. Class A*	7,226	4,078
Copper 0.51%
Freeport-McMoRan Copper & Gold, Inc.	13,290	1,183
Diversified Financial Services 1.60%
Bank of New York Mellon Corp.	79,000	3,684
Diversified Production 1.56%
Danaher Corp.	48,417	3,605
Drugs & Pharmaceuticals 7.49%
Abbott Laboratories	107,000	6,024
Allergan, Inc.	88,323	5,935
Gilead Sciences, Inc.*	116,942	5,343
Total		17,302
Electrical Equipment & Components 1.50%
Emerson Electric Co.	68,196	3,467
Electronics: Medical Systems 0.58%
Illumina, Inc.*	21,000	1,338

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2008

Investments	Shares	Value (000)
Electronics: Semi-Conductors/ Components 0.49%
MEMC Electronic Materials, Inc.*	16,000	$1,143
Fertilizers 1.18%
Mosaic Co. (The)*	30,000	2,730
Insurance: Multi-Line 1.43%
Aflac, Inc.	54,000	3,312
Machinery: Oil Well Equipment & Services 3.94%
Cameron International Corp.*	58,878	2,370
FMC Technologies, Inc.*	39,306	1,893
National-Oilwell, Inc.*	41,526	2,501
Weatherford International Ltd.*	38,000	2,349
Total		9,113
Medical & Dental Instruments & Supplies 3.30%
Stryker Corp.	113,981	7,633
Medical Services 1.19%
Covance Inc.*	33,000	2,744
Multi-Sector Companies 2.09%
General Electric Co.	20,899	740
Honeywell International, Inc.	69,133	4,084
Total		4,824
Offshore Drilling 1.47%
Transocean Inc (Cayman Islands)(a)	27,710	3,397
Oil: Crude Producers 1.21%
Devon Energy Corp.	15,146	1,287
XTO Energy Inc.	28,886	1,501
Total		2,788

Investments	Shares	Value (000)
Railroads 1.03%
Union Pacific Corp.	19,000	$2,376
Restaurants 3.73%
McDonald's Corp.	119,397	6,394
Tim Hortons, Inc. (Canada)(a)	65,000	2,226
Total		8,620
Retail 6.49%
Abercrombie & Fitch Co. Class A	15,000	1,195
Costco Wholesale Corp.	109,000	7,405
GameStop Corp.*	42,598	2,204
Kohl's Corp.*	26,000	1,187
Wal-Mart Stores, Inc.	59,000	3,002
Total		14,993
Securities Brokerage & Services 1.88%
Charles Schwab Corp. (The)	195,115	4,351
Soaps & Household Chemicals 3.31%
Colgate-Palmolive Co.	99,283	7,645
Telecommunications Equipment 2.58%
Nokia Corp. ADR	161,000	5,949
Utilities: Electrical 1.06%
Entergy Corp.	12,000	1,298
Public Service Enterprise Group, Inc.	12,000	1,152
Total		2,450
Total Common Stocks (cost $211,060,583)		210,464

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2008

Investments	Shares	U.S. $ Value (000)
FOREIGN COMMON STOCK 1.74%
Switzerland
Nestle S.A.-Registered Shares(b) (cost $4,049,793)	9,000	$4,029
Total Long-Term Investments (cost $215,110,376)		214,493
	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.26%
Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with State Street Bank & Trust Co. collateralized by $7,645,000 of Federal Home Loan Bank at 4.33% due 7/10/2009; value: $7,680,014; proceeds: $7,526,238 (cost $7,525,755)	$7,526	$7,526
Total Investments in Securities 96.10% (cost $222,636,131)		222,019
Foreign Cash and Other Assets in Excess of Liabilities 3.90%		9,007
Net Assets 100.00%		$231,026

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Investment in non-U.S. dollar denominated security.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2008

ASSETS:
Investments in securities, at value (cost $222,636,131)	$222,018,544
Foreign cash, at value (cost $12,102)	12,086
Receivables:
Investment securities sold	9,561,588
Capital shares sold	1,513,958
Interest and dividends	103,024
From advisor (See Note 3)	11,962
Prepaid expenses and other assets	67,400
Total assets	233,288,562
LIABILITIES:
Payables:
Investment securities purchased	1,034,145
Capital shares reacquired	713,356
Management fee	151,766
12b-1 distribution fees	143,839
Trustees' fees	18,973
Fund administration	12,823
To affiliate (See Note 3)	6,570
Accrued expenses and other liabilities	181,024
Total liabilities	2,262,496
NET ASSETS	$231,026,066
COMPOSITION OF NET ASSETS:
Paid-in capital	$258,971,223
Accumulated net investment loss	(1,060,064)
Accumulated net realized loss on investments and foreign currency related transactions	(26,267,490)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(617,603)
Net Assets	$231,026,066
Net assets by class:
Class A Shares	$124,862,980
Class B Shares	$34,429,745
Class C Shares	$49,769,071
Class F Shares	$8,999
Class I Shares	$21,934,709
Class P Shares	$2,612
Class R2 Shares	$8,973
Class R3 Shares	$8,977
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	21,276,390
Class B Shares	6,179,751
Class C Shares	8,941,839
Class F Shares	1,533
Class I Shares	3,711,631
Class P Shares	443
Class R2 Shares	1,531
Class R3 Shares	1,531
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.87
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$6.23
Class B Shares-Net asset value	$5.57
Class C Shares-Net asset value	$5.57
Class F Shares-Net asset value	$5.87
Class I Shares-Net asset value	$5.91
Class P Shares-Net asset value	$5.90
Class R2 Shares-Net asset value	$5.86
Class R3 Shares-Net asset value	$5.86

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2008

Investment income:
Dividends	$902,399
Interest	185,304
Total investment income	1,087,703
Expenses:
Management fee	939,329
12b-1 distribution plan-Class A	230,834
12b-1 distribution plan-Class B	184,514
12b-1 distribution plan-Class C	255,637
12b-1 distribution plan-Class F	3
12b-1 distribution plan-Class P	18
12b-1 distribution plan-Class R2	20
12b-1 distribution plan-Class R3	17
Shareholder servicing	332,291
Subsidy (See Note 3)	51,204
Reports to shareholders	50,977
Fund administration	50,098
Registration	47,914
Professional	26,663
Custody	3,883
Trustees' fees	2,562
Other	4,142
Gross expenses	2,180,106
Expense reductions (See Note 7)	(4,066)
Expenses assumed by advisor (See Note 3)	(68,210)
Net expenses	2,107,830
Net investment loss	(1,020,127)
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	16,406,620
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(19,189,740)
Net realized and unrealized loss	(2,783,120)
Net Decrease in Net Assets Resulting From Operations	$(3,803,247)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2008 (unaudited)	For the Year Ended July 31, 2007
Operations:
Net investment loss	$(1,020,127)	$(1,818,648)
Net realized gain on investments and foreign currency related transactions	16,406,620	18,357,155
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(19,189,740)	20,389,342
Net increase (decrease) in net assets resulting from operations	(3,803,247)	36,927,849
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	52,433,762	77,297,471
Cost of shares reacquired	(71,784,324)	(61,134,783)
Net increase (decrease) in net assets resulting from capital share transactions	(19,350,562)	16,162,688
Net increase (decrease) in net assets	(23,153,809)	53,090,537
NET ASSETS:
Beginning of period	$254,179,875	$201,089,338
End of period	$231,026,066	$254,179,875
Accumulated net investment loss	$(1,060,064)	$(39,937)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$5.98		$5.07	$5.19	$4.62	$4.41	$4.02
Investment operations:
Net investment loss(a)	(.02)		(.04)	(.03)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	(.09)		.95	(.09)	.58	.26	.43
Total from investment operations	(.11)		.91	(.12)	.57	.21	.39
Net asset value, end of period	$5.87		$5.98	$5.07	$5.19	$4.62	$4.41
Total Return(b)	(1.84	)%(c)	17.95%	(2.31)%	12.34%	4.76%	9.70%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.75	%(c)	1.50%	1.49%	1.65%	1.90%	2.06%
Expenses, including expense reductions and expenses assumed	.75	%(c)	1.50%	1.49%	1.65%	1.90%	2.06%
Expenses, excluding expense reductions and expenses assumed	.78	%(c)	1.61%	1.68%	1.85%	1.90%	2.06%
Net investment loss	(.32	)%(c)	(.62)%	(.61)%	(.25)%	(.98)%	(1.06)%
Supplemental Data:
Net assets, end of period (000)	$124,863		$120,513	$110,300	$88,882	$79,114	$65,178
Portfolio turnover rate	90.99	%(c)	158.74%	188.26%	103.08%	28.15%	47.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$5.70		$4.86	$5.01	$4.48	$4.31	$3.95
Investment operations:
Net investment loss(a)	(.04)		(.07)	(.07)	(.04)	(.07)	(.07)
Net realized and unrealized gain (loss)	(.09)		.91	(.08)	.57	.24	.43
Total from investment operations	(.13)		.84	(.15)	.53	.17	.36
Net asset value, end of period	$5.57		$5.70	$4.86	$5.01	$4.48	$4.31
Total Return(b)	(2.28	)%(c)	17.28%	(2.99)%	11.83%	3.94%	9.11%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.08	%(c)	2.15%	2.14%	2.29%	2.52%	2.67%
Expenses, including expense reductions and expenses assumed	1.08	%(c)	2.15%	2.14%	2.29%	2.52%	2.67%
Expenses, excluding expense reductions and expenses assumed	1.11	%(c)	2.26%	2.33%	2.49%	2.52%	2.67%
Net investment loss	(.64	)%(c)	(1.27)%	(1.26)%	(.90)%	(1.60)%	(1.67)%
Supplemental Data:
Net assets, end of period (000)	$34,430		$34,012	$30,200	$25,924	$20,731	$15,452
Portfolio turnover rate	90.99	%(c)	158.74%	188.26%	103.08%	28.15%	47.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$5.69		$4.86	$5.00	$4.48	$4.31	$3.95
Investment operations:
Net investment loss(a)	(.04)		(.07)	(.07)	(.04)	(.08)	(.07)
Net realized and unrealized gain (loss)	(.08)		.90	(.07)	.56	.25	.43
Total from investment operations	(.12)		.83	(.14)	.52	.17	.36
Net asset value, end of period	$5.57		$5.69	$4.86	$5.00	$4.48	$4.31
Total Return(b)	(2.11	)%(c)	17.08%	(2.80)%	11.61%	3.94%	9.11%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.08	%(c)	2.15%	2.14%	2.29%	2.52%	2.67%
Expenses, including expense reductions and expenses assumed	1.08	%(c)	2.15%	2.14%	2.29%	2.52%	2.67%
Expenses, excluding expense reductions and expenses assumed	1.11	%(c)	2.26%	2.33%	2.49%	2.52%	2.67%
Net investment loss	(.64	)%(c)	(1.28)%	(1.26)%	(.90)%	(1.60)%	(1.67)%
Supplemental Data:
Net assets, end of period (000)	$49,769		$45,041	$33,206	$22,867	$16,648	$10,550
Portfolio turnover rate	90.99	%(c)	158.74%	188.26%	103.08%	28.15%	47.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	9/28/2007(a) to 1/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$6.53
Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized loss	(.65)
Total from investment operations	(.66)
Net asset value, end of period	$5.87
Total Return(c)	(10.11	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.43	%(d)
Expenses, including expense reductions and expenses assumed	.43	%(d)
Expenses, excluding expense reductions and expenses assumed	.45	%(d)
Net investment loss	(.13	)%(d)
Supplemental Data:
Net assets, end of period (000)	$9
Portfolio turnover rate	90.99	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$6.01		$5.08	$5.18	$4.59	$4.35		$4.00
Investment operations:
Net investment income (loss)(a)	(.01)		(.02)	(.01)	.01	(.01)		(.07)
Net realized and unrealized gain (loss)	(.09)		.95	(.09)	.58	.25		.42
Total from investment operations	(.10)		.93	(.10)	.59	.24		.35
Net asset value, end of period	$5.91		$6.01	$5.08	$5.18	$4.59		$4.35
Total Return(b)	(1.66	)%(d)	18.31%	(1.93)%	12.85%	5.52%		8.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.58	%(d)	1.15%	1.14%	1.26%	1.52	%†	1.67	%†
Expenses, including expense reductions and expenses assumed	.58	%(d)	1.15%	1.14%	1.26%	1.52	%†	1.67	%†
Expenses, excluding expense reductions and expenses assumed	.61	%(d)	1.25%	1.30%	1.52%	1.52	%†	1.67	%†
Net investment income (loss)	(.13	)%(d)	(.29)%	(.19)%	.23%	(.60	)%†	(.67	)%†
Supplemental Data:
Net assets, end of period (000)	$21,934		$54,603	$27,371	$1,676	$1		$–	(c)
Portfolio turnover rate	90.99	%(d)	158.74%	188.26%	103.08%	28.15%		47.02%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $1,000.

(d) Not Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 1/31/2008		Year Ended 7/31
	(unaudited)		2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$6.02		$5.11	$5.23	$4.65	$4.43		$4.03
Investment operations:
Net investment loss(a)	(.03)		(.04)	(.03)	(.01)	(.04)		(.03)
Net realized and unrealized gain (loss)	(.09)		.95	(.09)	.59	.26		.43
Total from investment operations	(.12)		.91	(.12)	.58	.22		.40
Net asset value, end of period	$5.90		$6.02	$5.11	$5.23	$4.65		$4.43
Total Return(b)	(1.99	)%(c)	17.81%	(2.29)%	12.47%	4.97%		9.93%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.80	%(c)	1.60%	1.57%	1.53%	1.97	%†	2.12	%†
Expenses, including expense reductions and expenses assumed	.80	%(c)	1.60%	1.57%	1.53%	1.97	%†	2.12	%†
Expenses, excluding expense reductions and expenses assumed	.83	%(c)	1.70%	1.70%	1.64%	1.97	%†	2.12	%†
Net investment loss	(.40	)%(c)	(.72)%	(.60)%	(.17)%	(1.05	)%†	(1.12	)%†
Supplemental Data:
Net assets, end of period (000)	$3		$11	$12	$1	$1		$1
Portfolio turnover rate	90.99	%(c)	158.74%	188.26%	103.08%	28.15%		47.02%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	9/28/2007(a) to 1/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$6.53
Investment operations:
Net investment loss(b)	(.02)
Net realized and unrealized loss	(.65)
Total from investment operations	(.67)
Net asset value, end of period	$5.86
Total Return(c)	(10.26	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.58	%(d)
Expenses, including expense reductions and expenses assumed	.58	%(d)
Expenses, excluding expense reductions and expenses assumed	.60	%(d)
Net investment loss	(.28	)%(d)
Supplemental Data:
Net assets, end of period (000)	$9
Portfolio turnover rate	90.99	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	9/28/2007(a) to 1/31/2008 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$6.53
Investment operations:
Net investment loss(b)	(.02)
Net realized and unrealized loss	(.65)
Total from investment operations	(.67)
Net asset value, end of period	$5.86
Total Return(c)	(10.26	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.55	%(d)
Expenses, including expense reductions and expenses assumed	.55	%(d)
Expenses, excluding expense reductions and expenses assumed	.57	%(d)
Net investment loss	(.24	)%(d)
Supplemental Data:
Net assets, end of period (000)	$9
Portfolio turnover rate	90.99	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized as a Delaware Statutory Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Effective September 28, 2007, Class Y was renamed Class I. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended January 31, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Notes to Financial Statements (unaudited)(continued)

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period from December 1, 2007 through November 30, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25	%(1)
I	1.15%
P	1.60%
R2	1.75	%(1)
R3	1.65	%(1)

(1) The contractual expense reimbursement agreement for Class F, R2 and R3 shares began on September 14, 2007.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Growth & Income Strategy Fund and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, and R3 shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2008:

Distributor Commissions	Dealers' Concessions
$43,769	$231,847

Distributor received CDSCs of $475 and $2,592 for Class A and Class C shares, respectively, for the six months ended January 31, 2008.

Two Trustees and certain of the Fund's officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2007, the capital loss carryforward, along with the related expiration dates, was as follows:

2011	2012	Total
$38,378,944	$3,496,442	$41,875,386

As of January 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$223,434,855
Gross unrealized gain	8,671,336
Gross unrealized loss	(10,087,647)
Net unrealized security loss	$(1,416,311)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended January 31, 2008 are as follows:

Purchases	Sales
$219,363,493	$255,924,350

There were no purchases or sales of U.S. Government securities during the six months ended January 31, 2008.

6. TRUSTEES' REMUNERATION

The Fund's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of January 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,923,678	$24,954,386	4,958,829	$28,249,001
Converted from Class B*	29,417	184,951	77,682	453,191
Shares reacquired	(2,828,416)	(17,619,254)	(6,631,114)	(37,747,165)
Increase(decrease)	1,124,679	$7,520,083	(1,594,603)	$(9,044,973)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	845,077	$5,140,752	1,254,520	$6,796,985
Shares reacquired	(605,420)	(3,631,762)	(1,413,509)	(7,732,919)
Converted to Class A*	(30,929)	(184,951)	(81,364)	(453,191)
Increase (decrease)	208,728	$1,324,039	(240,353)	$(1,389,125)
Class C Shares
Shares sold	2,133,695	$12,959,031	3,057,291	$16,635,253
Shares reacquired	(1,106,837)	(6,676,813)	(1,977,721)	(10,812,124)
Increase	1,026,858	$6,282,218	1,079,570	$5,823,129
	Period Ended January 31, 2008† (unaudited)
Class F Shares	Shares	Amount
Shares sold	1,533	$10,013
Increase	1,533	$10,013
	Six Months Ended January 31, 2008 (unaudited)		Year Ended July 31, 2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,472,395	$9,346,264	4,494,646	$25,605,912
Shares reacquired	(6,843,667)	(43,844,691)	(798,727)	(4,828,089)
Increase(decrease)	(5,371,272)	$(34,498,427)	3,695,919	$20,777,823
Class P Shares
Shares sold	529	$3,316	1,841	$10,320
Shares reacquired	(1,862)	(11,804)	(2,497)	(14,486)
Decrease	(1,333)	$(8,488)	(656)	$(4,166)
	Period Ended January 31, 2008† (unaudited)
Class R2 Shares	Shares	Amount
Shares sold	1,531	$10,000
Increase	1,531	$10,000
Class R3 Shares
Shares sold	1,531	$10,000
Increase	1,531	$10,000

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to January 31, 2008.

Notes to Financial Statements (unaudited)(concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective January 31, 2008, the Fund has adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Fund's tax returns remain open for examination for the years ended July 31, 2004 through July 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 12 and 13, 2007, the Board, including all of the Trustees who are not interested persons of the Fund or Lord Abbett, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period and in the third quintile for the one-year, three-year, and five-year periods. The Board also observed that investment performance was above that of the Lipper Large-Cap Growth Index for the nine-month period and below that of the Index for the one-year, three-year, and five-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also noted that Lord Abbett had made a significant change in its investment personnel in the growth area in 2005 with the hiring of Bruce Bartlett as Director of Growth Equities and as portfolio manager for the Fund. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement that limited the Class A total expense ratio to not more than 1.50%, the Class B and Class C total expense ratios to not more than 2.15%, the Class F total expense ratio to not more than 1.25%, the Class I total expense ratio to not more than 1.15%, the Class P total expense ratio to not more than 1.60%, the Class R2 total expense ratio to not more than 1.75%, and the Class R3 total expense ratio to not more than 1.65%, and that Lord Abbett proposed to enter into a new expense reimbursement agreement with the same terms. The Board observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately fifteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately six basis points above the median of the peer group, the total expense ratio of Class F was approximately ten basis points above the median of the peer group, the total expense ratio of Class I was approximately nineteen basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The

Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Lord Abbett Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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LALCG-3-0108

(03/08)

Lord Abbett Large-Cap Growth Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:           Code of Ethics.

Not applicable.

Item 3:           Audit Committee Financial Expert.

Not applicable.

Item 4:           Principal Accountant Fees and Services.

Not applicable.

Item 5:           Audit Committee of Listed Registrants.

Not applicable.

Item 6:           Schedule of Investments.

Not applicable.

Item 7:           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:         Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:         Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:         Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008